Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (130,930,401)	$ (18,722,798)	¥ (37,391,312)	¥ (36,950,478)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity loss in subsidiaries, VIEs and VIEs’ subsidiaries	81,582,534	11,666,147	37,013,556	36,950,478
Share base payment	16,423,683	2,348,555
Changes in operating liabilities:
Other receivables	(57,693,075)	(8,250,000)
Amount due from a related party	(46,364,252)	(6,630,000)	402,458	35,500
Accrued liabilities	349,655	50,000
Amount due to a related party	(437,958)	(62,626)
Net cash provided by operating activities	(137,069,814)	(19,600,722)	24,702	35,500
Cash flows from investing activities:
Payment for investment in a subsidiary	(993,020)	(142,000)
Net cash used in investing activities	(993,020)	(142,000)
Cash flows from financing activities:
Net proceeds from IPO	163,932,614	23,442,051
Payment for deferred offering cost	(23,876,547)	(3,414,300)
Net cash provided by financing activities	140,056,067	20,027,751
Effect of exchange rate change	(1,919,541)	(274,491)	(5,231)
Net increase in cash and cash equivalents	73,692	10,538	19,471	35,500
Cash and cash equivalents at beginning of the years	54,971	7,861	35,500
Cash and cash equivalents at end of the years	¥ 128,663	$ 18,399	¥ 54,971	¥ 35,500